CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 24,992	$ 8,190	$ 23,207
Cash
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	12,004	1,583	1,152
Cash in MLJV and MWJV
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	540	1,397	654
Cash Equivalents
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 12,448	$ 5,210	$ 21,401